Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Software development costs	3,486,415	4,930,690	3,834,427
Accumulated amortization	(1,088,395)	(1,655,604)	(1,287,506)
Intangible assets, net of accumulated amortization	2,398,020	3,275,086	2,546,921

Schedule of estimated amortization expense

Based on the carrying value of definite-lived intangible assets as of December 31, 2025, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
S$
For years ended December 31,
2026	933,671
2027	877,791
2028	668,082
2029	506,688
Total amortization expense	2,986,232